Consolidated Statements of Changes in Total Equity (USD $) In Thousands, except Share data	Total USD ($)	Redeemable Non-controlling Interest [Member] USD ($)	Common Stock [Member]	TOTAL EQUITY Common Stock and Additional Paid-in Capital [Member] USD ($)	TOTAL EQUITY Retained Earnings [Member] USD ($)	TOTAL EQUITY Accumulated Other Comprehensive Loss [Member] USD ($)	TOTAL EQUITY Non-controlling Interests [Member] USD ($)
Beginning Balance at Dec. 31, 2011	$ 3,303,794	$ 38,307		$ 660,917	$ 802,982	$ (23,903)	$ 1,863,798
Beginning Balance, Shares at Dec. 31, 2011			68,732,000
Net (loss) income	(311,116)				(160,180)		(150,936)
Reclassification of redeemable non-controlling interest in net income	4,520	(4,520)					4,520
Other comprehensive income	9,475					9,135	340
Dividends declared	(324,888)	(4,972)			(83,305)		(241,583)
Reinvested dividends	6			6
Reinvested dividends, Shares			1,000
Exercise of stock options and other (note 12)	11,617			11,617
Exercise of stock options and other (note 12), shares	733,000		971,000
Employee stock compensation (note 12)	9,393			9,393
Dilution gain on public offerings of Teekay Offshore, Teekay Tankers, Teekay LNG and share issuances of Teekay Offshore (note 5)	88,727				88,727
Additions to non-controlling interest from share and unit issuances of subsidiaries and other	399,946						399,946
Ending Balance at Dec. 31, 2012	3,191,474	28,815		681,933	648,224	(14,768)	1,876,085
Ending Balance, Shares at Dec. 31, 2012			69,704,000
Net (loss) income	35,480				(114,738)		150,218
Reclassification of redeemable non-controlling interest in net income	6,391	(6,391)					6,391
Other comprehensive income	(2,271)					(2,421)	150
Dividends declared	(353,414)	(5,860)			(90,273)		(263,141)
Reinvested dividends	8			8
Reinvested dividends, Shares			1,000
Exercise of stock options and other (note 12)	27,219			27,219
Exercise of stock options and other (note 12), shares	1,039,000		1,324,000
Repurchase of Common Stock (note 12)	(12,000)			(2,722)	(9,278)
Repurchase of Common Stock (note 12), shares			(300,000)
Employee stock compensation (note 12)	7,322			7,322
Dilution gain on public offerings of Teekay Offshore, Teekay Tankers, Teekay LNG and share issuances of Teekay Offshore (note 5)	36,703				36,703
Excess of purchase price over the carrying value upon acquisition of Variable Interest Entity (note 3f)	(35,421)				(35,421)
Additions to non-controlling interest from share and unit issuances of subsidiaries and other	301,559						301,559
Ending Balance at Dec. 31, 2013	3,203,050	16,564		713,760	435,217	(17,189)	2,071,262
Ending Balance, Shares at Dec. 31, 2013	70,729,399		70,729,339
Net (loss) income	124,002				(54,757)		178,759
Reclassification of redeemable non-controlling interest in net income	(7,777)	7,777					(7,777)
Other comprehensive income	(12,155)					(11,109)	(1,046)
Dividends declared	(456,706)	(11,499)			(93,021)		(363,685)
Reinvested dividends	6			6
Reinvested dividends, Shares			1,000
Exercise of stock options and other (note 12)	55,165			55,165
Exercise of stock options and other (note 12), shares	1,528,000		1,771,000
Employee stock compensation (note 12)	1,828			1,828
Dilution gain on public offerings of Teekay Offshore, Teekay Tankers, Teekay LNG and share issuances of Teekay Offshore (note 5)	68,428				68,428
Additions to non-controlling interest from share and unit issuances of subsidiaries and other	412,792						412,792
Ending Balance at Dec. 31, 2014	$ 3,388,633	$ 12,842		$ 770,759	$ 355,867	$ (28,298)	$ 2,290,305
Ending Balance, Shares at Dec. 31, 2014	72,500,502		72,500,502